Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	$ 57,176	$ 54,024
Less: allowance for doubtful accounts	(8,901)	(6,467)
Net trade receivables	48,275	47,557
Deferred receivables	4,702	3,347
Government grant receivable (Note 28)	16,245	20,697
Other receivables	89,708	6,688
Trade and other receivables	$ 158,930	$ 78,289